Accumulated Other Comprehensive Income (Loss) - Components of accumulated other comprehensive income included in stockholders' equity (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Net unrealized gain (loss) on securities available-for-sale	$ (2,101,461)	$ 4,388,778
Tax effect	714,497	(1,492,185)
Net-of-tax amount	$ (1,386,964)	$ 2,896,593